Document and Entity Information	Sep. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 06, 2023
Entity File Number	814-00712
Entity Registrant Name	BLACKROCK CAPITAL INVESTMENT CORPORATION
Entity Central Index Key	0001326003
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2725151
Entity Address, Address Line One	50 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	810-5800
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BKCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false